UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2002

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Orbis Holdings Limited
Address: c/o Orbis Investment Management Limited
         34 Bermudiana Road
         Hamilton, Bermuda  HM 11

13F File Number:  28-04611

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      James J. Dorr, Esq.
Title:     General Counsel
Phone:     441-296-3000

Signature, Place, and Date of Signing:

     /s/ James J. Dorr, Esq.     Hamilton, Bermuda     February 10, 2003


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         1

Form13F Information Table Entry Total:     35

Form13F Information Table Value Total:     $464,188 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

No.  13F File Number               Name


01   28-04613                      Orbis Investment Management Limited

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ALLEGHENY TECHNOLOGIES INC     COM              01741R102      796   127775 SH       DEFINED                 49475        0    78300
ALLEGHENY TECHNOLOGIES INC     COM              01741R102    10651  1709625 SH       DEFINED 01            1709625        0        0
AT&T WIRELESS SVCS INC         COM              00209A106     1273   225370 SH       DEFINED                 88470        0   136900
AT&T WIRELESS SVCS INC         COM              00209A106    19041  3370000 SH       DEFINED 01            3370000        0        0
AVX CORP NEW                   COM              002444107     1263   128850 SH       DEFINED                 56600        0    72250
AVX CORP NEW                   COM              002444107    17934  1830000 SH       DEFINED 01            1830000        0        0
CARMAX INC                     COM              143130102     4841   271624 SH       DEFINED                119005        0   151719
CARMAX INC                     COM              143130102    67408  3770000 SH       DEFINED 01            3770000        0        0
CARNIVAL CORP                  COM              143658102      668    26800 SH       DEFINED                 10750        0    16050
CARNIVAL CORP                  COM              143658102     8608   345000 SH       DEFINED 01             345000        0        0
CIRCUIT CITY STORE INC         COM              172737108     1951   262850 SH       DEFINED                135000        0   127850
CIRCUIT CITY STORE INC         COM              172737108    23892  3220000 SH       DEFINED 01            3220000        0        0
CLAYTON HOMES INC              COM              184190106     6319   518765 SH       DEFINED                245315        0   273450
CLAYTON HOMES INC              COM              184190106    81850  6720000 SH       DEFINED 01            6720000        0        0
CNH GLOBAL N V                 SHS              N20935107      219    57560 SH       DEFINED                     0        0    57560
CNH GLOBAL N V                 SHS              N20935107     5701  1500200 SH       DEFINED 01            1500200        0        0
COPART INC                     COM              217204106     1392   117600 SH       DEFINED                 51900        0    65700
COPART INC                     COM              217204106    19299  1630000 SH       DEFINED 01            1630000        0        0
CORNING INC                    COM              219350105      447   135000 SH       DEFINED                 60500        0    74500
CORNING INC                    COM              219350105     4503  1360500 SH       DEFINED 01            1360500        0        0
GENERAL MTRS CORP              CL H NEW         370442832     2869   268150 SH       DEFINED                114750        0   153400
GENERAL MTRS CORP              CL H NEW         370442832    39162  3660000 SH       DEFINED 01            3660000        0        0
LIBERTY MEDIA CORP NEW         COM SER A        530718105     2705   302607 SH       DEFINED                130301        0   172306
LIBERTY MEDIA CORP NEW         COM SER A        530718105    37995  4250000 SH       DEFINED 01            4250000        0        0
LOEWS CORP                     COM              540424108     1711    38500 SH       DEFINED                 14900        0    23600
LOEWS CORP                     COM              540424108    21341   480000 SH       DEFINED 01             480000        0        0
MAX RE CAPITAL LTD HAMILTON    SHS              G6052F103      179    16200 SH       DEFINED                 16200        0        0
MAX RE CAPITAL LTD HAMILTON    SHS              G6052F103     6139   557070 SH       DEFINED 01             557070        0        0
NASPERS LTD                    ADR              631512100     1680    62251 SH       DEFINED                 30088        0    32163
NASPERS LTD                    ADR              631512100    23490   870000 SH       DEFINED 01             870000        0        0
TECUMSEH PRODS CO              CL A             878895200      792    17950 SH       DEFINED                     0        0    17950
TECUMSEH PRODS CO              CL A             878895200    19417   440000 SH       DEFINED 01             440000        0        0
TECUMSEH PRODS CO              CL B             878895101      631    15000 SH       DEFINED                 15000        0        0
TRINITY INDS INC               COM              896522109     1856    97900 SH       DEFINED                 41200        0    56700
TRINITY INDS INC               COM              896522109    26165  1380000 SH       DEFINED 01            1380000        0        0